Shareholder Report		12 Months Ended
		Sep. 30, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Vanguard Malvern Funds
Entity Central Index Key		0000836906
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000118817
Shareholder Report [Line Items]
Fund Name		Short-Term Inflation-Protected Securities Index Fund
Class Name		Investor Shares
Trading Symbol		VTIPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.14%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, Vanguard Short-Term Inflation-Protected Securities Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The yield on the 2-year Treasury note changed marginally, declining 0.03% during the Fund’s fiscal year. This limited movement meant that yields had a minimal impact on the Fund’s returns.

  The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.42%. It started the Fund’s fiscal year at 2.07% and peaked during the period at 2.66%.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,963	$9,965	$9,943
2016	$10,140	$10,146	$10,244
2016	$10,223	$10,232	$10,471
2016	$10,248	$10,262	$10,519
2016	$10,221	$10,245	$10,206
2017	$10,287	$10,317	$10,290
2017	$10,233	$10,265	$10,438
2017	$10,279	$10,314	$10,527
2017	$10,294	$10,335	$10,568
2018	$10,315	$10,357	$10,413
2018	$10,365	$10,407	$10,397
2018	$10,373	$10,419	$10,399
2018	$10,345	$10,396	$10,569
2019	$10,517	$10,568	$10,880
2019	$10,686	$10,743	$11,215
2019	$10,721	$10,778	$11,470
2019	$10,835	$10,900	$11,490
2020	$10,752	$10,826	$11,852
2020	$11,033	$11,110	$12,195
2020	$11,219	$11,304	$12,271
2020	$11,361	$11,453	$12,353
2021	$11,481	$11,575	$11,936
2021	$11,675	$11,771	$12,155
2021	$11,823	$11,925	$12,161
2021	$11,953	$12,064	$12,162
2022	$11,915	$12,029	$11,441
2022	$11,778	$11,896	$10,904
2022	$11,467	$11,584	$10,385
2022	$11,605	$11,734	$10,580
2023	$11,867	$11,991	$10,893
2023	$11,782	$11,909	$10,801
2023	$11,835	$11,960	$10,452
2023	$12,128	$12,270	$11,165
2024	$12,229	$12,374	$11,078
2024	$12,405	$12,548	$11,085
2024	$12,713	$12,860	$11,661
2024	$12,692	$12,846	$11,304
2025	$13,081	$13,237	$11,619
2025	$13,200	$13,363	$11,759
2025	$13,405	$13,572	$11,998

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	5.44%	3.62%	2.97%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	5.54%	3.72%	3.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 62,376,000,000
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 2,391,000
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$62,376
Number of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$2,391

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of September 30, 2025)

Less than 1 Year	18.0%
1 to 3 Years	40.7%
3 to 5 Years	40.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118815
Shareholder Report [Line Items]
Fund Name		Short-Term Inflation-Protected Securities Index Fund
Class Name		ETF Shares
Trading Symbol		VTIP
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, Vanguard Short-Term Inflation-Protected Securities Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The yield on the 2-year Treasury note changed marginally, declining 0.03% during the Fund’s fiscal year. This limited movement meant that yields had a minimal impact on the Fund’s returns.

  The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.42%. It started the Fund’s fiscal year at 2.07% and peaked during the period at 2.66%.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,963	$9,965	$9,943
2016	$10,143	$10,146	$10,244
2016	$10,227	$10,232	$10,471
2016	$10,254	$10,262	$10,519
2016	$10,233	$10,245	$10,206
2017	$10,304	$10,317	$10,290
2017	$10,250	$10,265	$10,438
2017	$10,295	$10,314	$10,527
2017	$10,317	$10,335	$10,568
2018	$10,338	$10,357	$10,413
2018	$10,390	$10,407	$10,397
2018	$10,399	$10,419	$10,399
2018	$10,373	$10,396	$10,569
2019	$10,548	$10,568	$10,880
2019	$10,717	$10,743	$11,215
2019	$10,758	$10,778	$11,470
2019	$10,873	$10,900	$11,490
2020	$10,796	$10,826	$11,852
2020	$11,079	$11,110	$12,195
2020	$11,269	$11,304	$12,271
2020	$11,414	$11,453	$12,353
2021	$11,538	$11,575	$11,936
2021	$11,733	$11,771	$12,155
2021	$11,887	$11,925	$12,161
2021	$12,021	$12,064	$12,162
2022	$11,986	$12,029	$11,441
2022	$11,851	$11,896	$10,904
2022	$11,540	$11,584	$10,385
2022	$11,680	$11,734	$10,580
2023	$11,945	$11,991	$10,893
2023	$11,865	$11,909	$10,801
2023	$11,918	$11,960	$10,452
2023	$12,220	$12,270	$11,165
2024	$12,323	$12,374	$11,078
2024	$12,503	$12,548	$11,085
2024	$12,816	$12,860	$11,661
2024	$12,802	$12,846	$11,304
2025	$13,193	$13,237	$11,619
2025	$13,317	$13,363	$11,759
2025	$13,528	$13,572	$11,998

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.56%	3.72%	3.07%
ETF Shares Market Price	5.55%	3.71%	3.06%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	5.54%	3.72%	3.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Sep. 30, 2024
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 62,376,000,000
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 2,391,000
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$62,376
Number of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$2,391

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of September 30, 2025)

Less than 1 Year	18.0%
1 to 3 Years	40.7%
3 to 5 Years	40.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118814
Shareholder Report [Line Items]
Fund Name		Short-Term Inflation-Protected Securities Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VTAPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, Vanguard Short-Term Inflation-Protected Securities Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The yield on the 2-year Treasury note changed marginally, declining 0.03% during the Fund’s fiscal year. This limited movement meant that yields had a minimal impact on the Fund’s returns.

  The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.42%. It started the Fund’s fiscal year at 2.07% and peaked during the period at 2.66%.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,959	$9,965	$9,943
2016	$10,140	$10,146	$10,244
2016	$10,227	$10,232	$10,471
2016	$10,251	$10,262	$10,519
2016	$10,230	$10,245	$10,206
2017	$10,300	$10,317	$10,290
2017	$10,246	$10,265	$10,438
2017	$10,292	$10,314	$10,527
2017	$10,314	$10,335	$10,568
2018	$10,335	$10,357	$10,413
2018	$10,384	$10,407	$10,397
2018	$10,394	$10,419	$10,399
2018	$10,368	$10,396	$10,569
2019	$10,545	$10,568	$10,880
2019	$10,716	$10,743	$11,215
2019	$10,754	$10,778	$11,470
2019	$10,871	$10,900	$11,490
2020	$10,791	$10,826	$11,852
2020	$11,073	$11,110	$12,195
2020	$11,261	$11,304	$12,271
2020	$11,411	$11,453	$12,353
2021	$11,534	$11,575	$11,936
2021	$11,726	$11,771	$12,155
2021	$11,877	$11,925	$12,161
2021	$12,011	$12,064	$12,162
2022	$11,979	$12,029	$11,441
2022	$11,839	$11,896	$10,904
2022	$11,530	$11,584	$10,385
2022	$11,671	$11,734	$10,580
2023	$11,936	$11,991	$10,893
2023	$11,854	$11,909	$10,801
2023	$11,909	$11,960	$10,452
2023	$12,207	$12,270	$11,165
2024	$12,311	$12,374	$11,078
2024	$12,491	$12,548	$11,085
2024	$12,798	$12,860	$11,661
2024	$12,785	$12,846	$11,304
2025	$13,178	$13,237	$11,619
2025	$13,301	$13,363	$11,759
2025	$13,510	$13,572	$11,998

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	5.56%	3.71%	3.05%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	5.54%	3.72%	3.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 62,376,000,000
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 2,391,000
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$62,376
Number of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$2,391

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of September 30, 2025)

Less than 1 Year	18.0%
1 to 3 Years	40.7%
3 to 5 Years	40.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118816
Shareholder Report [Line Items]
Fund Name		Short-Term Inflation-Protected Securities Index Fund
Class Name		Institutional Shares
Trading Symbol		VTSPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, Vanguard Short-Term Inflation-Protected Securities Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The yield on the 2-year Treasury note changed marginally, declining 0.03% during the Fund’s fiscal year. This limited movement meant that yields had a minimal impact on the Fund’s returns.

  The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.42%. It started the Fund’s fiscal year at 2.07% and peaked during the period at 2.66%.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$4,979,407	$4,982,568	$4,971,501
2016	$5,070,016	$5,072,982	$5,122,237
2016	$5,113,262	$5,116,054	$5,235,629
2016	$5,127,677	$5,130,847	$5,259,622
2016	$5,117,035	$5,122,742	$5,103,121
2017	$5,152,325	$5,158,533	$5,144,800
2017	$5,127,414	$5,132,546	$5,219,150
2017	$5,150,249	$5,157,060	$5,263,436
2017	$5,159,386	$5,167,655	$5,283,865
2018	$5,169,924	$5,178,625	$5,206,677
2018	$5,197,304	$5,203,686	$5,198,434
2018	$5,202,569	$5,209,345	$5,199,429
2018	$5,189,723	$5,198,096	$5,284,465
2019	$5,278,270	$5,284,169	$5,439,979
2019	$5,361,776	$5,371,318	$5,607,511
2019	$5,383,453	$5,388,763	$5,734,758
2019	$5,439,727	$5,450,204	$5,745,096
2020	$5,402,288	$5,412,768	$5,925,972
2020	$5,543,236	$5,554,961	$6,097,563
2020	$5,638,288	$5,652,186	$6,135,324
2020	$5,710,918	$5,726,359	$6,176,360
2021	$5,772,811	$5,787,573	$5,968,062
2021	$5,871,519	$5,885,504	$6,077,263
2021	$5,947,657	$5,962,444	$6,080,410
2021	$6,014,696	$6,032,206	$6,081,117
2022	$5,997,045	$6,014,410	$5,720,263
2022	$5,929,578	$5,947,991	$5,451,782
2022	$5,772,794	$5,792,092	$5,192,692
2022	$5,845,995	$5,867,014	$5,289,956
2023	$5,979,275	$5,995,331	$5,446,646
2023	$5,938,174	$5,954,267	$5,400,659
2023	$5,963,742	$5,979,753	$5,226,154
2023	$6,115,769	$6,135,048	$5,582,429
2024	$6,167,997	$6,186,940	$5,539,125
2024	$6,255,998	$6,273,960	$5,542,732
2024	$6,412,683	$6,429,802	$5,830,741
2024	$6,406,465	$6,422,954	$5,652,223
2025	$6,601,295	$6,618,497	$5,809,413
2025	$6,665,723	$6,681,402	$5,879,521
2025	$6,768,426	$6,786,230	$5,998,884

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	5.55%	3.72%	3.07%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	5.54%	3.72%	3.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Sep. 30, 2024
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 62,376,000,000
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 2,391,000
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$62,376
Number of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$2,391

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of September 30, 2025)

Less than 1 Year	18.0%
1 to 3 Years	40.7%
3 to 5 Years	40.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166998
Shareholder Report [Line Items]
Fund Name		Emerging Markets Bond Fund
Class Name		Investor Shares
Trading Symbol		VEMBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$54	0.52%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was, at times, tempered by market concerns about rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve held short-term interest rates steady from January 2025 through August 2025, the European Central Bank and Bank of England cut rates over the 12-month period.

  The Fund advisor’s strategy focused on allocating assets to the middle of the risk spectrum, including investments in Mexico, Colombia, and the Dominican Republic. While this approach added value, underweighting the extremes of the risk spectrum—namely, distressed debt and very high-rated bonds—detracted given the strong returns those segments delivered.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	JP Morgan EMBI Global Diversified Index	Bloomberg Global Aggregate Index ex USD
3/10/16	$10,000	$10,000	$10,000
3/31/16	$10,154	$10,192	$10,287
6/30/16	$10,746	$10,703	$10,637
9/30/16	$11,351	$11,136	$10,746
12/31/16	$10,936	$10,688	$9,643
3/31/17	$11,427	$11,101	$9,882
6/30/17	$11,752	$11,350	$10,233
9/30/17	$12,147	$11,649	$10,486
12/31/17	$12,395	$11,784	$10,657
3/31/18	$12,343	$11,578	$11,043
6/30/18	$12,074	$11,168	$10,517
9/30/18	$12,437	$11,425	$10,334
12/31/18	$12,286	$11,282	$10,428
3/31/19	$13,352	$12,066	$10,587
6/30/19	$13,932	$12,558	$10,949
9/30/19	$14,104	$12,747	$10,886
12/31/19	$14,462	$12,978	$10,959
3/31/20	$12,972	$11,241	$10,665
6/30/20	$15,064	$12,620	$11,026
9/30/20	$15,608	$12,912	$11,482
12/31/20	$16,629	$13,660	$12,066
3/31/21	$15,978	$13,040	$11,428
6/30/21	$16,645	$13,570	$11,533
9/30/21	$16,531	$13,475	$11,350
12/31/21	$16,403	$13,415	$11,216
3/31/22	$15,055	$12,071	$10,526
6/30/22	$13,338	$10,691	$9,367
9/30/22	$12,975	$10,202	$8,538
12/31/22	$14,242	$11,030	$9,119
3/31/23	$14,604	$11,235	$9,398
6/30/23	$14,965	$11,481	$9,195
9/30/23	$14,831	$11,224	$8,827
12/31/23	$16,185	$12,253	$9,641
3/31/24	$16,586	$12,502	$9,331
6/30/24	$16,605	$12,540	$9,134
9/30/24	$17,631	$13,312	$9,912
12/31/24	$17,297	$13,054	$9,233
3/31/25	$17,738	$13,347	$9,467
6/30/25	$18,363	$13,790	$10,158
9/30/25	$19,107	$14,445	$10,097

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/10/16
Investor Shares	8.37%	4.13%	7.01%
JP Morgan EMBI Global Diversified Index	8.52%	2.27%	3.92%
Bloomberg Global Aggregate Index ex USD	1.87%	-2.54%	0.10%

Performance Inception Date		Mar. 10, 2016
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Sep. 30, 2024
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 5,049,000,000
Holdings Count | Holding		324
Advisory Fees Paid, Amount		$ 2,234,000
InvestmentCompanyPortfolioTurnover		119.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$5,049
Number of Portfolio Holdings	324
Portfolio Turnover Rate	119%
Total Investment Advisory Fees (in thousands)	$2,234

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Africa	14.4%
Asia	19.8%
Europe	13.8%
North America	27.4%
South America	20.5%
Other Assets and Liabilities—Net	4.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Investor Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166997
Shareholder Report [Line Items]
Fund Name		Emerging Markets Bond Fund
Class Name		Admiral™ Shares
Trading Symbol		VEGBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$39	0.37%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was, at times, tempered by market concerns about rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve held short-term interest rates steady from January 2025 through August 2025, the European Central Bank and Bank of England cut rates over the 12-month period.

  The Fund advisor’s strategy focused on allocating assets to the middle of the risk spectrum, including investments in Mexico, Colombia, and the Dominican Republic. While this approach added value, underweighting the extremes of the risk spectrum—namely, distressed debt and very high-rated bonds—detracted given the strong returns those segments delivered.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	JP Morgan EMBI Global Diversified Index	Bloomberg Global Aggregate Index ex USD
12/6/17	$50,000	$50,000	$50,000
12/31/17	$50,216	$50,185	$50,365
3/31/18	$50,020	$49,309	$52,190
6/30/18	$48,975	$47,562	$49,703
9/30/18	$50,458	$48,657	$48,839
12/31/18	$49,865	$48,047	$49,284
3/31/19	$54,187	$51,387	$50,033
6/30/19	$56,583	$53,482	$51,743
9/30/19	$57,283	$54,287	$51,445
12/31/19	$58,773	$55,271	$51,792
3/31/20	$52,741	$47,875	$50,403
6/30/20	$61,232	$53,745	$52,109
9/30/20	$63,518	$54,989	$54,264
12/31/20	$67,687	$58,177	$57,026
3/31/21	$65,030	$55,536	$54,009
6/30/21	$67,789	$57,790	$54,506
9/30/21	$67,348	$57,386	$53,638
12/31/21	$66,846	$57,133	$53,006
3/31/22	$61,402	$51,407	$49,747
6/30/22	$54,393	$45,529	$44,267
9/30/22	$52,942	$43,450	$40,350
12/31/22	$58,144	$46,973	$43,096
3/31/23	$59,621	$47,848	$44,415
6/30/23	$61,138	$48,893	$43,455
9/30/23	$60,591	$47,801	$41,718
12/31/23	$66,169	$52,182	$45,561
3/31/24	$67,825	$53,245	$44,098
6/30/24	$67,973	$53,406	$43,167
9/30/24	$72,140	$56,693	$46,843
12/31/24	$70,848	$55,593	$43,637
3/31/25	$72,640	$56,841	$44,741
6/30/25	$75,222	$58,730	$48,005
9/30/25	$78,359	$61,520	$47,720

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/6/17
Admiral Shares	8.62%	4.29%	5.92%
JP Morgan EMBI Global Diversified Index	8.52%	2.27%	2.69%
Bloomberg Global Aggregate Index ex USD	1.87%	-2.54%	-0.60%

Performance Inception Date		Dec. 06, 2017
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Sep. 30, 2024
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 5,049,000,000
Holdings Count | Holding		324
Advisory Fees Paid, Amount		$ 2,234,000
InvestmentCompanyPortfolioTurnover		119.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$5,049
Number of Portfolio Holdings	324
Portfolio Turnover Rate	119%
Total Investment Advisory Fees (in thousands)	$2,234

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Africa	14.4%
Asia	19.8%
Europe	13.8%
North America	27.4%
South America	20.5%
Other Assets and Liabilities—Net	4.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000259071
Shareholder Report [Line Items]
Fund Name		Short Duration Bond ETF
Class Name		ETF Shares
Trading Symbol		VSDB
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Short Duration Bond ETF (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8Footnote Reference1	0.15%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[1]	$ 8
Expense Ratio, Percent	[2]	0.15%
Expenses Short Period Footnote [Text Block]		Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on April 1, 2025, through September 30, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund’s outperformance was largely driven by its overweight positions in credit sectors that included U.S. investment-grade corporates, high-yield corporates, emerging market debt, asset-backed securities, and corporate mortgage-backed securities. Issuer selection within these credit sectors also added value, whereas a modest long duration position early in the second quarter detracted slightly.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg U.S. Universal 1-5 Year Float Adjusted Index	Bloomberg U.S. Aggregate Bond Index
4/1/25	$10,000	$10,000	$10,000
2025	$10,381	$10,300	$10,297

Average Annual Return [Table Text Block]
Since Inception 4/1/25
ETF Shares Net Asset Value	3.81%
ETF Shares Market Price	3.94%
Bloomberg U.S. Universal 1-5 Year Float Adjusted Index	3.00%
Bloomberg U.S. Aggregate Bond Index	2.97%

Performance Inception Date		Apr. 01, 2025
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 95,000,000
Holdings Count | Holding		551
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$95
Number of Portfolio Holdings	551
Portfolio Turnover Rate	110%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	13.3%
Corporate Bonds	49.8%
Floating Rate Loan Interests	1.4%
Sovereign Bonds	6.6%
U.S. Government and Agency Obligations	36.2%
Other Assets and Liabilities—NetFootnote Reference	(7.3%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Costs would be higher for a full year.
[2]	Annualized.